UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06730

ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Large Cap Growth Fund

Portfolio of Investments

October 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.3%
Consumer Discretionary - 21.6%
Advertising Agencies - 0.6%
Nielsen NV	319,710	$13,584,478

Cable Television Services - 2.2%
Comcast Corp.-Class A	857,490	47,462,071

Cosmetics - 0.8%
Estee Lauder Cos., Inc. (The)-Class A	215,400	16,193,772

Diversified Retail - 1.6%
Costco Wholesale Corp.	253,090	33,754,613

Entertainment - 2.6%
Walt Disney Co. (The)	598,437	54,685,173

Leisure Time - 2.2%
Priceline Group, Inc. (The) (a)	39,570	47,729,730

Recreational Vehicles & Boats - 1.6%
Polaris Industries, Inc.	218,510	32,964,419

Restaurants - 2.3%
Starbucks Corp.	657,046	49,646,396

Specialty Retail - 4.9%
Home Depot, Inc. (The)	521,230	50,830,350
O’Reilly Automotive, Inc. (a)	120,680	21,225,198
Ulta Salon Cosmetics & Fragrance, Inc. (a)	263,740	31,862,429

		103,917,977

Textiles, Apparel & Shoes - 2.8%
Michael Kors Holdings Ltd. (a)	102,060	8,020,895
NIKE, Inc.-Class B	477,007	44,347,341
Ralph Lauren Corp.	47,900	7,895,836

		60,264,072

		460,202,701

Technology - 21.5%
Computer Services, Software & Systems - 12.3%
ANSYS, Inc. (a)	460,150	36,149,384
Aspen Technology, Inc. (a)	337,530	12,464,983
F5 Networks, Inc. (a)	164,120	20,183,478
Facebook, Inc.-Class A (a)	504,100	37,802,459
Google, Inc.-Class A (a)	91,815	52,138,984
Google, Inc.-Class C (a)	105,252	58,844,288
LinkedIn Corp.-Class A (a)	68,450	15,672,312
NetSuite, Inc. (a)(b)	138,999	15,103,631
ServiceNow, Inc. (a)	204,087	13,863,630

		262,223,149

Computer Technology - 5.3%
Apple, Inc.	1,058,154	114,280,632

Electronic Components - 1.4%
Amphenol Corp.-Class A	574,563	29,061,397

Company	Shares	U.S. $ Value
Semiconductors & Component - 2.5%
Altera Corp.	515,240	$17,708,799
Linear Technology Corp.	444,904	19,059,687
NXP Semiconductor NV (a)	247,059	16,963,071

		53,731,557

		459,296,735

Health Care - 15.6%
Biotechnology - 3.0%
Biogen Idec, Inc. (a)	197,588	63,441,555

Health Care Management Services - 2.3%
UnitedHealth Group, Inc.	527,522	50,119,865

Health Care Services - 0.8%
McKesson Corp.	84,500	17,188,145

Health Care: Misc. - 1.2%
Quintiles Transnational Holdings, Inc. (a)	432,827	25,337,693

Medical Equipment - 1.8%
Intuitive Surgical, Inc. (a)	76,000	37,680,800

Pharmaceuticals - 6.5%
Allergan, Inc./United States	371,698	70,644,922
Gilead Sciences, Inc. (a)	611,240	68,458,880

		139,103,802

		332,871,860

Consumer Staples - 11.7%
Beverage: Soft Drinks - 3.5%
Keurig Green Mountain, Inc.	120,120	18,228,210
Monster Beverage Corp. (a)	561,390	56,633,023

		74,861,233

Drug & Grocery Store Chains - 3.1%
CVS Health Corp.	783,580	67,239,000

Foods - 2.2%
Hain Celestial Group, Inc. (The) (a)	116,250	12,584,063
Mead Johnson Nutrition Co.-Class A	343,300	34,093,123

		46,677,186

Tobacco - 2.9%
Philip Morris International, Inc.	697,449	62,079,935

		250,857,354

Producer Durables - 8.5%
Aerospace - 1.6%
Boeing Co. (The)	278,410	34,776,193

Diversified Manufacturing Operations - 1.6%
Danaher Corp.	433,887	34,884,515

Railroad Equipment - 1.5%
Wabtec Corp./DE	377,650	32,591,195

Company	Shares	U.S. $ Value
Scientific Instruments: Control & Filter - 1.5%
Pall Corp.	343,040	$31,360,717

Scientific Instruments: Electrical - 1.6%
AMETEK, Inc.	642,656	33,514,510

Scientific Instruments: Gauges & Meters - 0.7%
Mettler-Toledo International, Inc. (a)	53,240	13,760,943

		180,888,073

Financial Services - 8.2%
Asset Management & Custodian - 2.7%
Affiliated Managers Group, Inc. (a)	137,986	27,568,223
BlackRock, Inc.-Class A	88,590	30,218,935

		57,787,158

Diversified Financial Services - 0.5%
Alibaba Group Holding Ltd. (ADR) (a)	112,813	11,123,362

Financial Data & Systems - 3.8%
Visa, Inc.-Class A	333,550	80,528,976

Securities Brokerage & Services - 1.2%
Intercontinental Exchange, Inc.	122,673	25,551,559

		174,991,055

Energy - 3.7%
Oil Well Equipment & Services - 3.7%
FMC Technologies, Inc. (a)	551,180	30,888,127
Schlumberger Ltd.	487,570	48,103,656

		78,991,783

Materials & Processing - 1.5%
Fertilizers - 0.8%
Monsanto Co.	156,751	18,032,635

Metal Fabricating - 0.7%
Precision Castparts Corp.	67,823	14,968,536

		33,001,171

Total Common Stocks (cost $1,488,133,961)		1,971,100,732

SHORT-TERM INVESTMENTS - 8.5%
Investment Companies - 8.5%
AllianceBerstein Fixed-Income Shares Inc.- Government STIF Portfolio, 0.07% (c)(d) (Cost $180,583,562)	180,583,562	180,583,562

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.8% (cost $1,668,717,523)		$2,151,684,294

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c)(d) (cost $1,650,800)	1,605,800	1,605,800

Total Investments - 100.9% (cost $1,670,368,323) (e)		2,153,290,094
Other assets less liabilities - (0.9)%		(19,119,780)

Net Assets - 100.0%		$2,134,170,314

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $488,434,259 and gross unrealized depreciation of investments was $(5,512,488), resulting in net unrealized appreciation of $482,921,771.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Large Cap Growth Fund

October 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2014:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks*	$1,971,100,732	$	– 0	–	$	– 0	–	$1,971,100,732
Short-Term Investments	180,583,562		– 0	–		– 0	–	180,583,562
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,605,800		– 0	–		– 0	–	1,605,800

Total Investments in Securities	2,153,290,094		– 0	–		– 0	–	2,153,290,094
Other Financial Instruments**

Total^	$2,153,290,094	$	– 0	–	$	– 0	–	$2,153,290,094

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 19, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 19, 2014